Short-term Borrowing (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Short-term Borrowing

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Bank borrowings (1)	130,000	30,000
Current portion of long-term borrowings (2)	20,000	—

	150,000	30,000

(1)
The Group obtained short-term borrowings to support its operation. The borrowings bear interest rates ranging from 4.60% to 5.00% for the year ended December 31, 2022 and an interest rate of 3.20% for the year ended December 31, 2023.

Summary Of Long-Term Borrowings
(2)	The following table summarizes the details of the Group’s long-term borrowings:

Type	Maturity Date	Principal Amount	Interest Rate Per Annum	As of
				December 31, 2022	December 31, 2023
				RMB	RMB
Bank loan	May 19, 2023	20,000	4.75%	20,000	—
Less: Current portion of long-term borrowings				(20,000)	—

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